Equity Transactions	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity Transactions

NOTE 7 - EQUITY TRANSACTIONS

Common Stock

The Company has authorized 100,000,000 shares of common stock with a par value of $0.001. The total issued common stock as of December 31, 2017, was 32,749,920 common shares.

During the year ended December 31, 2017, Two Rivers had the following common stock transactions:

●	issued 1,417,000 shares for early warrant exercises;
●	issued 52,260 shares for conversions by TR Capital preferred units;
●	issued 25,200 shares for investor relations services;
●	issued 139,000 from an RSU exercise, and
●	issued 665,000 shares in exchange for debt.

During the year ended December 31, 2016, Two Rivers had the following common stock transactions:

●	issued 1,880,948 shares to its former CEO for RSU’s previously awarded;
●	returned 35,000 from a former independent board member;
●	issued 127,500 shares to its independent board members for 2015 service;
●	issued 85,000 shares to a former director for RSU’s previously awarded;
●	issued 727,500 shares to an HCIC debt holders in return for reduction in debt;
●	issued 649,700 shares for warrant exercises, and
●	issued 35,616 shares to holders of TR Capital for conversion into the Company’s shares.

Stock Incentive Plans

The Company previously had a 2005 Stock Option Plan (“2005 Plan”) that was superseded by the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”). Upon the Company’s shareholder adoption of the 2011 Plan, the 2005 Plan stopped issuance of any further grants, except for grants previously committed by agreement.

Under the 2005 Plan, we have the following stock options issued and outstanding:

Company Relationship	Options	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Consultant	600,000	Various	Various	Satisfied	Various	$0.70	-

There were no options issued under the 2005 Plan for the years ending December 31, 2017 and 2016.

A summary of the Two Rivers 2005 Option Plan (“2005 Plan”) is as follows:

	Shares	Weighted Average Exercise Price
Outstanding December 21, 2015	1,989,867	$1.25
Granted	-	-
Cancelled	-	-
Expired	-	-
Exercised	-	-
Outstanding December 31, 2016	1,989,867	1.25
Granted (1)	600,000	0.70
Cancelled (1)	(600,000)	1.25
Expired	(1,389,867)	1.25
Exercised	-	-
Outstanding December 31, 2017	600,000	$0.70
Options Exercisable, December 31, 2017	600,000	$0.70

Note 1: 600,000 options were extended and repriced from $1.25/share to $0.70/share

For the year ended December 31, 2017, the Company extended 600,000 options that were due to expire in 2016 and 2017 to an expiration dates in 2018 and 2019. This extension resulted in $52,000 of expense being recorded in 2017.

For the yeard ended December 31, 2017, the Company extended the same 600,000 options and reset the strike price from $1.25/share to $0.70/share and extended the expiration to occur in 2021 and 2022. This extension resulted in $85,000 of expense being recorded in 2017.

Under the 2011 Plan, we have the following stock options issued and outstanding:

Company Relationship	Options	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
CEO	825,000	Various	Various	Ongoing	2026-2017	Variable	-
Directors	1,380,000	Various	Various	Satisfied	Various	$0.53	-
Employees	806,500	Various	Various	Ongoing	Jun-’26	$0.53	-
Others	236,000	Various	Various	Satisfied	Various	Variable	-
Total	3,247,500

Option Valuation Process

The fair value of each option award is estimated on the date of grant. To calculate the fair value of options, the Company uses the Black-Scholes model employing the following variables:

	2017	2016
Expected stock price volatility	224%	142%
Risk-free interest rate	1.3%	0.83%
Expected option life (years)	5.00	5.00
Expected annual dividend yield	0%	0%

The Company arrived at the foregoing estimate of volatility of the Company’s common stock based on the Company’s stock closing price on a weekly basis and averaged over the prior five years. The risk-free rate for periods within the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The Company believes these estimates and assumptions are reasonable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

A summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”) is as follows:

Shares
Outstanding December 31, 2015	2,445,448
Granted	1,872,000
Cancelled	(72,000)
Expired	-
Issued/Exercised	-
Outstanding December 31, 2016	4,173,448
Granted	1,211,500
Cancelled	(1,993,948)
Expired	(25,000)
Issued/Exercised	(118,500)
Outstanding December 31, 2017	3,247,500
Exercisable, December 31, 2017	1,446,643

The option expense from both the 2011 and 2005 Plans were $534,000 and $180,000 for the years ended December 31, 2017 and 2016, respectively.

Under the 2011 Plan, we have issued the following Restricted Stock Units (RSUs):

Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
Jolee Henry	Prior Director	400,000	Oct-10	Jan-11	n/a	282,000

The Company can issue stock awards and options for nonemployee services. If stock is granted, the Company values the stock using an average of the closing price of the Company’s stock over the period that the service was rendered. If options are granted, the Company uses the Black-Scholes model for determining fair value (see above).

Warrants

As of December 31, 2017, the Company has outstanding the following warrants to purchase common stock:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Investor Group	Investors	300,000	Feb-12	Mar-12	(1)	$1.00
HCIC Note Holders	Creditors	473,750	Jun-13	Jun-13	Jun-18	$3.00
TR Capital Partners, LLC	Investors	14,168,944	Jul-05	Jul-05	Jan-19	$2.10
GrowCo Exchange Note	Creditors	700,000	Apr-16	Apr-16	May-21	$0.50
Two Rivers	Financial Advisor	15,000	Apr-17	Apr-17	Apr-22	$0.58
Black Mountain Equity	Creditor	390,634	Apr-17	Apr-17	Apr-22	$0.27
El Paso land creditors	Creditors	275,000	Aug-17	Aug-17	Aug-22	$0.35
Black Mountain Equity	Creditors	146,000	Sep-17	Sep-17	Sep-22	$1.00
		16,469,328

(1)	These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

For the years ended December 31, 2017 and 2016, warrant expense totaled $92,000 and $327,000, respectively.

TR Capital Preferred Membership Units

The 30,159,000 TR Capital Preferred Membership units issued during the year ended December 31, 2014 are convertible into 1 common stock share of the Company and one-half warrant to purchase a share of stock of the Company. In accordance with ASC Topic 470-20, Debt (and other convertible instruments with beneficial convertible features (“BCF”), the Company determined that a BCF amounting to approximately $12,337,000 and a relative fair value attached to the warrants of approximately $3,641,000 were recorded for the year ended December 31, 2014. On the balance sheet as of December 31, 2014, these amounts were recorded as retained earnings and as additional paid in capital, respectively, and are representative of preferred share dividends available to non-controlling interest holders in the entity.